Equity (Details 7) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Net income for the year	R$ 6,167,906	R$ 5,547,948	R$ 5,029,389
Weighted average number of outstanding shares for the year	3,223,658	3,286,264	3,317,207
Basic earnings per common share (in R$)	R$ 1.91	R$ 1.69	R$ 1.52